BALANCE SHEET COMPONENTS - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Finance lease assets	$ 646	$ 34,775
Property, plant and equipment, gross	260,884	79,816
Less: accumulated depreciation and amortization	(16,507)	(8,415)
Total property, plant and equipment, net	244,377	71,401
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	104,333	0
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment	103,515	21,218
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	36,551	14,820
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	1,480	1,480
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	2,883	1,488
Software
Property, Plant and Equipment [Line Items]
Property and equipment	7,562	4,285
Other
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,914	$ 1,750